Segment Information (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Information
Sales to External Customers:	$ 6,473,076,000	$ 6,670,414,000	$ 6,189,133,000
Operating Income (Loss):	423,559,000	204,864,000	309,661,000
Income (loss) from affiliates	35,356,000	(10,292,000)	30,707,000
Depreciation and amortization	92,385,000	93,077,000	90,216,000
Total Assets:	3,677,320,000	3,418,048,000
Investment in and Advances to Affiliates:	523,063,000	406,900,000
Capital expenditures	121,178,000	149,652,000	158,755,000
Pork segment
Segment Information
Sales to External Customers:	1,717,329,000	1,713,077,000	1,638,404,000
Operating Income (Loss):	348,987,000	147,695,000	122,556,000
Income (loss) from affiliates	3,690,000
Depreciation and amortization	46,196,000	43,306,000	43,014,000
Total Assets:	821,172,000	773,641,000
Investment in and Advances to Affiliates:	79,832,000
Capital expenditures	54,244,000	79,637,000	52,333,000
Commodity Trading and Milling
Segment Information
Sales to External Customers:	3,499,290,000	3,501,498,000	3,023,531,000
Operating Income (Loss):	53,941,000	38,339,000	71,852,000
Income (loss) from affiliates	(23,740,000)	(639,000)	10,467,000
Depreciation and amortization	5,146,000	5,553,000	6,330,000
Total Assets:	1,103,461,000	1,056,930,000
Investment in and Advances to Affiliates:	178,344,000	197,036,000
Capital expenditures	21,351,000	24,213,000	22,817,000
Marine
Segment Information
Sales to External Customers:	852,749,000	913,776,000	969,575,000
Operating Income (Loss):	(2,693,000)	(25,783,000)	26,111,000
Depreciation and amortization	24,740,000	25,136,000	23,490,000
Total Assets:	283,276,000	271,012,000
Investment in and Advances to Affiliates:	17,333,000
Capital expenditures	29,381,000	22,817,000	35,365,000
Sugar
Segment Information
Sales to External Customers:	199,503,000	245,541,000	288,315,000
Operating Income (Loss):	26,635,000	24,453,000	60,180,000
Income (loss) from affiliates	738,000	614,000	88,000
Depreciation and amortization	7,998,000	10,726,000	11,222,000
Total Assets:	198,271,000	226,245,000
Investment in and Advances to Affiliates:	2,994,000	2,768,000
Capital expenditures	13,592,000	17,117,000	22,066,000
Power
Segment Information
Sales to External Customers:	189,119,000	283,796,000	255,390,000
Operating Income (Loss):	18,971,000	42,939,000	55,042,000
Depreciation and amortization	7,517,000	7,395,000	5,467,000
Total Assets:	199,256,000	267,431,000
Capital expenditures	2,243,000	4,207,000	25,022,000
Turkey
Segment Information
Income (loss) from affiliates	54,668,000	(10,267,000)	20,152,000
Total Assets:	393,425,000	342,083,000
Investment in and Advances to Affiliates:	244,560,000	207,096,000
All Other
Segment Information
Sales to External Customers:	15,086,000	12,726,000	13,918,000
Operating Income (Loss):	1,173,000	745,000	607,000
Depreciation and amortization	382,000	363,000	366,000
Total Assets:	5,887,000	6,428,000
Capital expenditures	115,000	247,000	112,000
Segment Totals
Segment Information
Operating Income (Loss):	447,014,000	228,388,000	336,348,000
Depreciation and amortization	91,979,000	92,479,000	89,889,000
Total Assets:	3,004,748,000	2,943,770,000
Capital expenditures	120,926,000	148,238,000	157,715,000
Corporate Items
Segment Information
Operating Income (Loss):	(23,455,000)	(23,524,000)	(26,687,000)
Depreciation and amortization	406,000	598,000	327,000
Total Assets:	672,572,000	474,278,000
Capital expenditures	$ 252,000	$ 1,414,000	$ 1,040,000